Accounts Receivable (Tables)	12 Months Ended
Sep. 30, 2020
Accounts Receivable [Abstract]
Schedule of accounts receivable
	2020	2019
Accounts receivable	$16,529,251	$16,766,449
Accounts receivable – related parties	1,914,380	498,125
Less: allowance for doubtful accounts	(2,910,554)	(2,764,735)
Accounts receivable, net	$15,533,077	$14,499,839

Schedule of changes of allowance for doubtful accounts
	2020	2019
Beginning balance	$2,764,735	$2,912,310
Bad debt write-off	-	(33,612)
Exchange difference	145,819	(113,963)
Ending balance	$2,910,554	$2,764,735